Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Tables
Estimated remaining minimum annual lease commitment
Fiscal year ending December 31	Office Premises	Aircraft
2019	$578,914	$646,631
2020	581,892	646,631
2021	590,823	646,631
2022	590,823	161,657
2023	590,823	-
	2,933,275	2,101,550
Thereafter, 2023 through 2025	1,033,941	-
	3,967,216	2,101,550